TEMPORARY EQUITY AND STOCKHOLDER’S DEFICIT (Details Narrative) - USD ($)				1 Months Ended								9 Months Ended	12 Months Ended
	Sep. 09, 2025	Sep. 02, 2025	Jul. 07, 2025	Jul. 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Aug. 25, 2024	Aug. 24, 2024	Aug. 19, 2024	Dec. 31, 2022	Sep. 30, 2021	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2022	Jul. 11, 2025	Dec. 31, 2023	Apr. 08, 2021
Subsidiary, Sale of Stock [Line Items]
Temporary equity, shares authorized (in shares)											30,000,000	30,000,000	30,000,000			30,000,000
Temporary equity, stock issued during period, shares, new issues (in shares)										791,857	10,000,000
Temporary equity, proceeds per share (in dollars per share)											$ 1.00
Proceeds from issuance or sale of equity										$ 2,650,000				$ 2,650,000
Preferred stock, dividend rate, percentage												12.00%	12.00%
Preferred stock, original issue price (in dollars per share)													$ 1.00
Preferred stock, dividends per share, declared (in dollars per share)												$ 0	$ 0
Dividends payable													$ 7,000,000.0			$ 4,300,000
Temporary equity, shares outstanding (in shares)												0	18,406,857			18,406,857
Temporary equity, liquidation preference												$ 0	$ 25,405,000			$ 22,723,000
Common stock, shares authorized (in shares)												150,000,000	150,000,000		150,000,000	150,000,000	45,000,000
Common stock, par or stated value per share (in dollars per share)												$ 0.0001	$ 0.0001			$ 0.0001
Shares issued, price per share (in dollars per share)					$ 1.42	$ 1.42
Stock issued during period, shares, new issues (in shares)					695,277	352,852
Proceeds from issuance of common stock					$ 1,000,000.0	$ 500,000
Unicorn Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Pre-ipo financing capital raised									$ 5,000,000
Equity received, pre-ipo services							2.00%	2.00%	2.00%
Equity received, pre-ipo services, conditional additional percent									3.00%
Stock issued during period, shares, issued for services (in shares)							1,342,650	1,342,650
Shares issued, price per share (in dollars per share)							$ 0.80	$ 0.80
Series A-1 Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, convertible, shares issuable (in shares)												39,618,919	39,618,919
Conversion of series A-1 preferred stock to common stock [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of stock, shares issued (in shares)			39,618,919
Sindex SSI Financing, LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Capital raise										$ 20,000,000				$ 20,000,000
Issued as conversion shares [Member]
Subsidiary, Sale of Stock [Line Items]
Temporary equity, stock issued during period, shares, new issues (in shares)											2,065,000
Temporary equity, proceeds per share (in dollars per share)											$ 1.00
Payment in kind of notes payable [Member]
Subsidiary, Sale of Stock [Line Items]
Temporary equity, stock issued during period, shares, new issues (in shares)										5,550,000
Temporary equity, gain (loss) on settlement										$ 0
Temporary equity, stock issued during period, value, new issues										$ 5,550,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance or sale of equity		$ 12,859,000										$ 25,000,000	$ 25,000,000
Shares issued, price per share (in dollars per share)		$ 4.00
Stock issued during period, shares, new issues (in shares)		4,250,000
Proceeds from issuance or sale of equity, gross		$ 17,000,000
Underwriter commissions, issuer counsel, expenses, investor relations, promotions, and other expenses		$ 4,160,000
IPO [Member] | Conversion of 2023 - 2024 convertible notes and aggregated notes into common stock [Member]
Subsidiary, Sale of Stock [Line Items]
Debt conversion, converted instrument, shares issued (in shares)		19,634,860
Sale to three investors [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued, price per share (in dollars per share)				$ 1.32
Stock issued during period, shares, new issues (in shares)				568,184
Proceeds from issuance of common stock				$ 750,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued, price per share (in dollars per share)	$ 4.00
Stock issued during period, shares, new issues (in shares)	637,500
Proceeds from issuance or sale of equity, gross	$ 2,600,000
Underwriter commissions and expenses	$ 200,000